CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 315	$ 214	$ 1,033
Deferred financing fees	83	0	109
Prepaid expenses and other current assets	386	198	106
Total current assets	784	412	1,248
Restricted cash	204	204	0
Property and equipment, net	150	145	0
Intangible assets, net	10,245	1,497	611
Total assets	11,383	2,258	1,859
Current liabilities:
Accounts payable and accrued expenses	4,729
Accounts payable		3,353	972
Accounts payable - Regenicin	0	2,550	0
Related party liabilities and accrued interest	255	252	248
Accrued expenses		149	292
Accrued interest	139	25	112
8% senior convertible debentures, net of discount		0	932
Convertible promissory notes		0	124
Derivative liability			5,859
Note Payable	2,850	0
Total current liabilities	7,973	6,329	8,539
Total liabilities	7,973	$ 6,329	$ 8,539
Commitments and contingencies
Series D convertible preferred stock, $1,000 stated value, 1,300 shares designated; 1,299.327 issued and outstanding as of December 31, 2013		$ 0	$ 839
Stockholders' equity (deficit)
Common Stock, Value, Issued	7	6	4
Additional paid-in capital	62,637	45,886	19,508
Accumulated deficit	(71,450)	(55,183)	(27,032)
Total stockholders' equity (deficit)	3,410	(4,071)	(7,519)
Total liabilities and stockholders' equity (deficit)	11,383	2,258	1,859
Series A Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Value, Issued	0	0	0
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Value, Issued	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Value, Issued	1	1	1
Series D Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Value, Issued	315	1,169	0
Series E Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Value, Issued	6,950	4,050	$ 0
Series G Convertible Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock, Value, Issued	$ 4,950	$ 0